Deposits and Prepayments	12 Months Ended
Dec. 31, 2023
Deposits and Prepayments [Abstract]
Deposits and prepayments

Note 12 — Deposits and prepayments

	December 31, 2023	December 31, 2022
	EUR	EUR
Deposits – outside parties	3,813	39,193
Prepayments – related parties	-	96,744
Prepayments – outside parties	67,909	42,834
	71,722	178,771

Prepayments are mainly made up of yearly subscriptions to professional leagues and legal and professional deposits.